Deconsolidation of subsidiaries (Tables)	12 Months Ended
Sep. 30, 2025
Deconsolidation Of Subsidiaries
Schedule of deconsolidated subsidiaries assets liabilities and non-controlling interest

The deconsolidated subsidiaries had assets, liabilities and the non-controlling interest on each dissolution date or disposal date as the following:

	For the years ended September 30,
	2023	2024	2025

Total assets as of each deconsolidated date	$-	$-	$651
Total liabilities as of each deconsolidated date	(78)	-	(729)
Non-controlling interest as of each deconsolidated date	-	-	(681)
Total gain from deconsolidation of subsidiaries	$(78)	$-	$(759)